Equity (Summary of Stock Options Outstanding) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	2,551,743	3,330,953
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	6 years 11 months 1 day
Options Outstanding, Weighted-Average Exercise Price	$ 30.82	$ 31.53
Options Exercisable, Number Exercisable	1,556,519
Options Exercisable, Weighted-Average Exercise Price	$ 36.96
Options Outstanding, Aggregate intrinsic value	$ 53
Options Exercisable, Aggregate intrinsic value	$ 53
$2.74 - $19.59 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	$ 2.74
Range of Exercise Prices (Upper)	$ 19.59
Options Outstanding, Number Outstanding	34,810
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	8 years 11 months 4 days
Options Outstanding, Weighted-Average Exercise Price	$ 17.86
Options Exercisable, Number Exercisable	22,309
Options Exercisable, Weighted-Average Exercise Price	$ 16.89
$19.66 - $19.66 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	19.66
Range of Exercise Prices (Upper)	$ 19.66
Options Outstanding, Number Outstanding	1,056,722
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	8 years 18 days
Options Outstanding, Weighted-Average Exercise Price	$ 19.66
Options Exercisable, Number Exercisable	452,620
Options Exercisable, Weighted-Average Exercise Price	$ 19.66
$19.96 - $23.41 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	19.96
Range of Exercise Prices (Upper)	$ 23.41
Options Outstanding, Number Outstanding	705,283
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	7 years 18 days
Options Outstanding, Weighted-Average Exercise Price	$ 21.91
Options Exercisable, Number Exercisable	394,269
Options Exercisable, Weighted-Average Exercise Price	$ 21.99
$24.66 - $120.51 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	24.66
Range of Exercise Prices (Upper)	$ 120.51
Options Outstanding, Number Outstanding	754,928
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	5 years 1 month 16 days
Options Outstanding, Weighted-Average Exercise Price	$ 55.36
Options Exercisable, Number Exercisable	687,321
Options Exercisable, Weighted-Average Exercise Price	$ 57.60